Related Party Transactions and Balances (Details) - Schedule of Transactions with Related Parties - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Sales of products to related parties
Sales of products to related parties		$ 169,344	$ 2,117,685	$ 441,433
Service fees charged by related parties
Service fees charged by related parties		32,753	178,635	2,040,248
Payment of dividends
Payment of dividends		57,477	6,946,154	2,631,003
Net settlement of due from related parties with due to related parties	[1]	1,335,008
Merit Zone [Member]
Sales of products to related parties
Sales of products to related parties			2,093,584	433,403
Skinist Global [Member]
Sales of products to related parties
Sales of products to related parties		169,344	24,101
Shanghai Jingxin Trading Co. Ltd. (“Jingxin”) [Member]
Sales of products to related parties
Sales of products to related parties				8,030
Skinist Shanghai [Member]
Purchase of products from related parties
Purchase of products from related parties		16,832	38,630	16,753
Jingqi [Member]
Rental expenses charged by related parties
Rental expenses charged by related parties	[2]		144,677	96,866
Service fees charged by related parties
Service fees charged by related parties		32,753	93,380
Jingrong [Member]
Service fees charged by related parties
Service fees charged by related parties			84,119	107,948
Shanghai Youshan Corporate Consulting Co., Ltd. (“Youshan”) [Member]
Service fees charged by related parties
Service fees charged by related parties	[3]		1,136	1,932,300
Mr. Zhu Jian [Member]
Payment of dividends
Payment of dividends		19,159	4,880,109	19,298
Mr. Wang Jun [Member]
Payment of dividends
Payment of dividends		19,159	2,046,889	2,592,407
Mr. Tang Jing [Member]
Payment of dividends
Payment of dividends		19,159	19,156	19,298
Shi Lin [Member]
Payment of dividends
Net settlement of due from related parties with due to related parties	[1]	1,335,008
Teng Xin [Member]
Payment of dividends
Net settlement of due from related parties with due to related parties	[1]	$ 1,335,008

[1]	In December 2023, the Company, Shi Lin and Teng Xin entered into a three-party settlement agreement, pursuant to which all parties agreed that the Company’s receivables of $1,335,008 due from Shi Lin was net off against the Company’s payables of $1,335,008 due to Teng Xin.
[2]	In February 2020, the Company entered into an office sub-lease agreement with Jingqi, pursuant to which the Company leased an office from Jingqi for a period of 3 years through February 2023. The Company early terminated the office sub-lease agreement in December 2022. Jingqi charges the Company a monthly rental fee of approximately $12,056 and a monthly property management fee of approximately $2,007.
[3]	During the years ended December 31, 2022 and 2021, Youshan provided live video streaming services for the Company to advertise the Company’s cosmetics products.